Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

					Value of initial fixed $100 investment based on:
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (2)	Total Shareholder Return	Peer group Total Shareholder Return(3)	Net Income	Revenue
							(in thousands)

2024	$184,862	$(43,480)	$1,124,539	$296,563	$29.28	$142.93	$24,783	$143,060
2023	$195,566	$202,165	$428,157	$443,660	$64.34	$128.14	$30,971	$148,580
2022	$181,173	$184,526	$410,113	$418,936	$59.60	$109.59	$31,800	$151,568
2021	$217,094	$207,809	$490,467	$469,883	$64.98	$137.74	$37,466	$147,954
2020	$254,504	$(329,929)	$524,435	$(1,183,288)	$65.91	$119.96	$37,260	$133,277

(1)	Mr. Hays was the Principal Executive Officer (“PEO”) for 2024, 2023, 2022, 2021, and 2020. The following amounts were deducted and added to determine the compensation actually paid to the PEO:

PEO Total Compensation Amount	$ 184,862	$ 195,566	$ 181,173	$ 217,094	$ 254,504
PEO Actually Paid Compensation Amount	$ (43,480)	202,165	184,526	207,809	(329,929)
Adjustment To PEO Compensation, Footnote
Year	Summary Compensation Table Total for PEO	Deduct Stock and Option Awards Reported in the Summary Compensation Table	Add Awards Granted During the Covered FY that are Outstanding and Unvested as of the End of the Covered FY	Add Change in Fair Value as of the End of the Covered FY for Awards Granted in a Prior FY that are Outstanding and Unvested as of the End of the Covered FY	Add Change in Fair Value as of the Vesting Date for Awards Granted in a Prior FY that Vested During the Covered FY	Compensation Actually Paid to PEO

2024	$184,862	$(55,000)	$1,406	$(179,760)	$5,012	$(43,480)
2023	$195,566	$(64,455)	$70,289	$(4,749)	$5,514	$202,165
2022	$181,173	$(49,527)	$54,018	$(2,257)	$1,119	$184,526
2021	$217,094	$(49,595)	$45,549	$(7,756)	$2,517	$207,809
2020	$254,504	$(60,258)	$18,190	$(564,781)	$22,416	$(329,929)

(2)

Mr. Hahn, Ms. Hrdy, Mr. Karas, Ms. Stacy, and Mr. Louvion were Non-PEO Named Executive Officers (“NEOs”) during 2024. Ms. Hrdy, Mr. Karas, and Jona S. Raasch (our former Chief Operating Officer) were Non-PEO NEOs during 2023, 2022, 2021, and 2020. Steven D. Jackson, our former President, was a non-PEO NEO during 2020. The following average amounts were deducted and added to determine the average compensation actually paid to the non-PEO NEOs:

Non-PEO NEO Average Total Compensation Amount	$ 1,124,539	428,157	410,113	490,467	524,435
Non-PEO NEO Average Compensation Actually Paid Amount	$ 296,563	443,660	418,936	469,883	(1,183,288)
Adjustment to Non-PEO NEO Compensation Footnote
Year	Average Summary Compensation Table Total for Non-PEO NEOs	Deduct Stock and Option Awards Reported in the Summary Compensation Table	Add Awards Granted During the Covered FY that are Outstanding and Unvested as of the End of the Covered FY	Add Change in Fair Value as of the End of the Covered FY for Awards Granted in a Prior FY that are Outstanding and Unvested as of the End of the Covered FY	Add Change in Fair Value as of the Vesting Date for Awards Granted in a Prior FY that Vested During the Covered FY	Subtract Awards Granted in a Prior FY that Failed to Meet the Applicable Vesting Conditions During the Covered FY		Add Dividends Paid on Awards in the Covered FY Prior to the Vesting Date that are Not Otherwise Included in Total Compensation for the Covered FY	Average Compensation Actually Paid to Non-PEO NEOs

2024	$1,124,539	$(682,800)	$17,457	$(79,628)	$3,933	$(86,939	)(4)	-	$296,563
2023	$428,157	$(146,711)	$159,990	$(9,317)	$11,541	-		-	$443,660
2022	$410,113	$(112,737)	$122,960	$(3,742)	$2,342	-		-	$418,936
2021	$490,467	$(112,904)	$103,693	$(16,358)	$4,985	-		-	$469,883
2020	$524,435	$(134,221)	$29,808	$(869,318)	$(98,275)	$(637,647	) (5)	$1,930	$(1,183,288)

(3)

Utilizes the Russell 2000 Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Form 10-K for the year ended December 31, 2024. Because of the uniqueness of our markets and products and lack of publicly traded peers, we do not believe that a combination of peer issuers can be selected on an industry or line-of-business basis to provide a meaningful basis for comparing shareholder return. Accordingly, the Russell 2000 Index, which is comprised of issuers with generally similar market capitalizations to that of the Company, is included in the table as permitted by applicable regulations. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Russel 2000 Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(4)	Represents options held by Mr. Karas that were forfeited upon his retirement in March 2024.

(5)	Represents options held by Mr. Jackson that were forfeited upon his resignation in October 2020.

Compensation Actually Paid vs. Total Shareholder Return

The relationship between the compensation actually paid to the PEO and the average compensation actually paid to the non-PEO NEOs and the cumulative total shareholder return of the Company and the Russell 2000 Index for 2024, 2023, 2022, 2021, and 2020 is represented by the graph below:

Compensation Actually Paid vs. Net Income

The relationship between the compensation actually paid to the PEO and the average compensation actually paid to the non-PEO NEOs and the Company’s net income for 2024, 2023, 2022, 2021, and 2020 is represented by the graph below:

Compensation Actually Paid vs. Company Selected Measure

The relationship between the compensation actually paid to the PEO and the average compensation actually paid to the non-PEO NEOs and the Company’s revenue for 2024, 2023, 2022, 2021, and 2020 is represented by the graph below:

Tabular List, Table

The following tabular list includes the financial performance measures which in the Company’s assessment represent the most important financial performance measures used by the Company to link compensation actually paid to the Company’s NEO’s for 2024 to Company performance.

Important Financial Measures

Net Income
Revenue Stock
Total Recurring Contract Value
Adjusted EBITDA Margin

Total Shareholder Return Amount	$ 29.28	64.34	59.6	64.98	65.91
Peer Group Total Shareholder Return Amount	142.93	128.14	109.59	137.74	119.96
Net Income (Loss)	$ 24,783	$ 30,971	$ 31,800	$ 37,466	$ 37,260
Company Selected Measure Amount	143,060	148,580	151,568	147,954	133,277
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue Stock
Measure:: 3
Pay vs Performance Disclosure
Name	Total Recurring Contract Value
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (55,000)	$ (64,455)	$ (49,527)	$ (49,595)	$ (60,258)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,406	70,289	54,018	45,549	18,190
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(179,760)	(4,749)	(2,257)	(7,756)	(564,781)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,012	5,514	1,119	2,517	22,416
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(682,800)	(146,711)	(112,737)	(112,904)	(134,221)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,457	159,990	122,960	103,693	29,808
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(79,628)	(9,317)	(3,742)	(16,358)	(869,318)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,933	11,541	2,342	4,985	(98,275)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(86,939)	0	0	0	(637,647)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 1,930